Revenue - Summary of Revenue Disaggregated by Geographical Region (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 10,756	$ 9,065
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,560	2,669
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,283	1,095
South Korea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,089	870
India
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	420	452
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	299	167
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	101	83
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,342	1,285
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,018	642
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	689	615
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14	8
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	922	410
Spain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	594	326
Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	200	92
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	112	24
Finland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75	118
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 38	$ 209